Compensatory Equity Incentive Plan and Other Equity Incentives	3 Months Ended
Sep. 30, 2011
Compensatory Equity Incentive Plan And Other Equity Incentives
Compensatory Equity Incentive Plan and Other Equity Incentives
7.  Compensatory Equity Incentive Plan and Other Equity Incentives

Share-Based Compensation Arrangements—The Company’s Amended and Restated Omnibus Incentive Plan (the “Plan”) included several available forms of stock compensation of which incentive stock options and restricted stock awards have been granted to date.

These two plans are summarized below:

		Award Shares	Available for
	Award Shares	Outstanding	Issuance
	Authorized	at September 30,	at September 30,
Equity Compensation Arrangement		2011	2011
Amended and Restated Omnibus Incentive Plan	1,715,625	934,933	335,299
Employee Stock Purchase Plan	200,000	-	126,995
	1,915,625	934,933	462,294

The 2004 Employee Stock Purchase Plan (“ESPP”) permits employees to purchase shares of Class A common stock through payroll deductions, which may not exceed 15% of an employee’s compensation, at a price not less than 85% of the market value of the stock on specified dates (June 30 and December 31). In no event may any participant purchase more than $25,000 worth of shares of Class A common stock in any calendar year and an employee may purchase no more than 4,000 shares on any purchase date within an offering period of 12 months and 2,000 shares on any purchase date within an offering period of six months. The discount on market value is included in selling, general and administrative expense in the accompanying statements of operations and was $806 and $486 for the three months ended September 30, 2011 and 2010, respectively.

Grant Date Fair Values and Underlying Assumptions; Contractual Terms—The Company estimates the fair value of each stock option as of the date of grant using the Black-Scholes-Merton pricing model. The ESPP fair value is the amount of the discounted market value the employee obtains at the date of the purchase transaction.

The Company did not grant any stock options in the first quarter of fiscal 2012. For stock options granted in the three month period ended September 30, 2010, the Company estimated the fair value of each stock option as of the date of grant using the following assumptions:

Quarter Ended
September 30, 2010
Expected volatility	134%
Weighted average expected volatility	134%
Dividend yields	0%
Risk-free interest rate	2.15%
Expected term, in years	7

Most options granted under the Plan vest ratably over two to four years and are generally exercisable for ten years.  The assumed forfeiture rates used in calculating the fair value of options and restricted stock unit grants with both performance and service conditions were 20% and 0%, respectively, for the three months ended September 30, 2011 and 42% and 0%, respectively, for the three months ended September 30, 2010.  The volatility rate and expected term are based on seven-year historical trends in Class A common stock closing prices and actual forfeitures.  The interest rate used is the U.S. Treasury interest rate for constant maturities.

Information Regarding Current Share-Based Compensation Awards—A summary of the activity for share-based compensation awards in the three months ended September 30, 2011 is presented below:

Restricted
		Stock Options		Stock Units
		Weighted	Weighted		Weighted
		Average	Average		Average
		Exercise	Remaining		Remaining
		Price	Contract		Contract
	Shares	(per share)	Life (YRS)	Shares	Life (YRS)
June 30, 2011	500,233	$3.01	6.9	434,700	0.9

September 30, 2011	500,233	$3.01	6.6	434,700	0.8

Awards exercisable/
vested as of
September 30, 2011	323,483	$3.19	5.7	234,700	-

Awards unexercisable/
unvested as of
September 30, 2011	176,750	$2.69	8.3	200,000	0.8
	500,233			434,700

The total intrinsic value of options outstanding and exercisable at September 30, 2011 and 2010 was $21,000 and $140,000, respectively.

The total intrinsic value of RSUs exercised during the three months ended September 30, 2011 and 2010 was $0 and $0, respectively.

The total intrinsic value of RSUs outstanding and exercisable at September 30, 2011 and 2010 was $338,000 and $74,000, respectively.

The total fair value of RSUs vested during the three months ended September 30, 2011 and 2010 was $0 and $0, respectively.

The total fair value of option shares vested during the three months ended September 30, 2011 and 2010 was $18,000, and $3,000, respectively.

As of September 30, 2011, there was $341,436 of total unrecognized compensation cost related to non-vested share-based compensation arrangements (including share options and restricted stock units) granted under the Plan.

The compensation cost is expected to be recognized as follows:

		Restricted
	Stock	Stock
	Options	Units	Total
Nine months ended June 30, 2012	$34,892	$68,126	$103,018
Year ended June 30, 2013	63,324	96,284	159,608
Year ended June 30, 2014	48,522	22,434	70,956
Year ended June 30, 2015	7,854	-	7,854
	$154,592	$186,844	$341,436

The table above does not include shares under the Company’s ESPP, which has purchase settlement dates in the second and fourth fiscal quarters of each year. The Company’s ESPP is not administered with a look-back option provision and, as a result, there is not a population of outstanding option grants during the employee contribution period.

Restricted stock unit awards vest immediately or from two to four years from the date of grant.

The Company issues new shares of Class A common stock upon the exercise of stock options. The following table is a summary of the number and weighted average grant date fair values regarding the Company’s unexercisable/unvested awards as of September 30, 2011 and changes during the three months then ended:

	Stock Options Shares	RSU Shares	Total Shares	Weighted-Average
Unexercisable/unvested awards				Grant Date Fair Values
				(per share)
June 30, 2011	182,500	200,000	382,500	$2.53
Granted	-	-	-	-
Vested	(5,750)	-	(5,750)	3.12
Cancelled/Issued/Forfeited	-	-	-	-
September 30, 2011	176,750	200,000	376,750	$2.53

Financial Statement Effects and Presentation—The following table shows total stock-based compensation expense for the three months ended September 30, 2011 and 2010 included in the consolidated statements of operations:

	Quarter Ended	Quarter Ended
	September 30,	September 30,
	2011	2010

Stock options	$22,575	$25,196

RSU	41,971	25,191

Total	$64,546	$50,387

The amounts above were included in:
General & administrative	$59,841	$44,479
Cost of sales	2,125	2,578
New product development	2,580	3,330
	$64,546	$50,387